Property plant and equipment	12 Months Ended
Jun. 30, 2026
Property plant and equipment
Property, plant and equipment

10. Property, plant and equipment

Changes in the Group’s property, plant and equipment for the years ended June 30, 2026 and 2025 were as follows:

	Owner occupied farmland	Bearer plant (iii)	Buildings and facilities	Machinery and equipment	Others (i)	Total
Balance as of June 30, 2024	763,821	36,998	124,015	8,219	17,424	950,477
Cost	853,650	87,248	210,534	79,935	46,054	1,277,421
Accumulated depreciation	(89,829)	(50,250)	(86,519)	(71,716)	(28,630)	(326,944)
Net book amount at June 30, 2024	763,821	36,998	124,015	8,219	17,424	950,477
Additions	23,802	14,585	12,866	4,518	3,980	59,751
Disposals	(11,337)	(5)	(1,597)	(25)	(2,593)	(15,557)
Currency translation adjustment	(37,543)	(1,927)	(1,388)	(12)	1,166	(39,704)
Transfers	31,393	(111)	(1)	2,537	(262)	33,556
Incorporation by business combination (iv)	999	-	-	-	5,522	6,521
Depreciation charge (ii)	(13,753)	(10,235)	(9,578)	(3,699)	(6,011)	(43,276)
Balance as of June 30, 2025	757,382	39,305	124,317	11,538	19,226	951,768
Cost	860,964	99,790	220,414	86,953	53,867	1,321,988
Accumulated depreciation	(103,582)	(60,485)	(96,097)	(75,415)	(34,641)	(370,220)
Net book amount at June 30, 2025	757,382	39,305	124,317	11,538	19,226	951,768
Additions	36,937	13,670	10,932	3,683	2,990	68,212
Incorporation by business combination (v)	-	-	188	-	37	225
Disposals	(911)	(383)	(236)	-	(440)	(1,970)
Currency translation adjustment	(32,158)	(1,251)	(922)	(18)	(395)	(34,744)
Transfers	5,303	163	513	608	18	6,605
Impairment (vi)	(3,571)	-	(18,021)	-	-	(21,592)
Depreciation charges (ii)	(16,825)	(7,652)	(10,379)	(4,308)	(3,584)	(42,748)
Balance as of June 30, 2026	746,157	43,852	106,392	11,503	17,852	925,756
Cost	866,564	111,989	212,868	91,226	56,077	1,338,724
Accumulated depreciation	(120,407)	(68,137)	(106,476)	(79,723)	(38,225)	(412,968)
Net book amount at June 30, 2026	746,157	43,852	106,392	11,503	17,852	925,756
(i)	Includes furniture and fixtures and vehicles.
(ii)

Depreciation charge was recognized in the amount of ARS 9,003 and ARS 8,621 under "Costs", in the amount of ARS 4,139 and ARS 3,381 under "General and administrative expenses" and ARS 853 and ARS 861 under "Selling expenses" as of June 30, 2026 and 2025, respectively in the Consolidated Statement of Income and Other Comprehensive Income (Note 27) and ARS 28,753 and ARS 30,413 were capitalized as part of biological assets’ cost.

(iii)	Corresponds to the plantation of sugarcane with a useful life of more than one year.
(iv)	Corresponds to the acquisition of Nova Horizonte
(v)	See Note 4 to these Consolidated Financial Statements.
(vi)	Corresponds to the impairment recognized for La Suiza and La Adela, as their carrying amounts exceeded their market values.